OPERATING SEGMENT INFORMATION - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segment
Update revenue - RBSE	R$ 972,602	R$ 763,016	R$ 686,179
Reportable Segment
Operating Segment
Supply	14,425,819	15,870,784	13,268,869
Power supply for end consumers	2,661,499	2,282,200	2,319,857
CCEE	1,176,156	1,353,218	1,296,526
O&M revenue	9,425,516	8,476,302	6,792,407
Transfer Itaipu	(13,566)	269,432	511,079
Revenue from construction of renewed plants	816,002	797,250	712,703
Construction revenue	6,026,214	5,857,486	643,208
Total gross revenue	34,517,640	34,906,672	30,006,909
Generation
Operating Segment
Supply	14,425,819	15,870,784	13,268,869
Power supply for end consumers	2,661,499	2,282,200	2,319,857
CCEE	1,176,156	1,353,218	1,296,526
O&M revenue	3,982,409	3,549,019	2,708,451
Construction revenue	37,800	49,353	34,295
Transfer Itaipu	(13,566)	269,432	511,079
Revenue from construction of renewed plants	37,800	49,353	34,295
Total gross revenue	22,270,117	23,374,006	20,139,077
Transmission
Operating Segment
O&M revenue	5,443,107	4,927,283	4,083,956
Construction revenue	778,202	753,025	823,642
Revenue from construction of renewed plants	778,202	747,897	678,408
Construction revenue	6,026,214	5,857,486	643,208
Total gross revenue	R$ 12,247,523	R$ 11,532,666	R$ 9,867,832